Acquisition of Star 26 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Acquisition of Star 26 [Abstract]
Schedule of Fair Value of Common Warrant

The fair value of the Common Warrant was calculated using the Black Scholes option pricing model. The assumptions used to perform the calculations are detailed below:

January 12, 2026
Expected volatility (%)	264%
Risk-free interest rate (%)	3.66%
Expected dividend yield	0.0%
Expected term (years)	5
Conversion price (U.S. dollars)	1.5
Underlying share price (U.S. dollars)	3.81
Fair value (U.S. dollars in thousands)	45,645

Schedule of Fair Value of Assets Acquired and Liabilities Assumed Following the Adjustments Mentioned

The table below summarizes the fair value of assets acquired and liabilities assumed following the adjustments mentioned above as of the acquisition date:

January 12, 2026
U.S. Dollars (in thousands)

Working capital	(6,683)
Long terms assets	4,805
Intangible assets	333
Intangible assets of available for sale, net	697
Goodwill	72,255
Other comprehensive income	139
Non-controlling interest	(734)
Long term liabilities	(1,379)
Net assets acquired	69,433

Schedule of Allocation of the Purchase Price

The allocation of the purchase price was as follows (in thousands):

January 12, 2026
January 1, 2026

Net tangible assets acquired	(3,702)
Customer relationships (2-year useful life)	31
Distributor relations (3-year useful life)	16
Order backlog (2-year useful life)	190
Intangible assets of available for sale	905
Deferred tax liabilities	(54)
Deferred tax liabilities of available for sale	(208)
Goodwill	72,255
69,433

The allocation of the purchase price was as follows (in thousands):

December 31,
2025

Net tangible assets acquired	(86)
Customer relationships (11-year useful life)	4,663
Developed technology (15-year useful life)	2,725
Deferred tax liabilities	(887)
Goodwill	7,688
14,103